Schedule of Property and Equipment Net (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 127,466	$ 127,466	$ 127,466
Less accumulated depreciation	(113,386)	(108,902)	(102,684)
Property and equipment, net	14,080	18,564	24,782
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	8,861	8,861	8,861
Laboratory Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 118,605	$ 118,605	$ 118,605